RS - Summary of equity-settled 2018 Long-term Incentive Plan (Details) - 2018 Long-term Incentive Plan [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Incentive Plans [Line Items]
Performance criteria	55.00%
Company factor	100.00%
Number of Performance Shares	16,008
Expense from equity-settled share-based payment transactions	€ (7,295)	€ 54,967	€ 257,494
Management board [member]
Long-term Incentive Plans [Line Items]
Number of Performance Shares	1,070
Executive Committee [Member]
Long-term Incentive Plans [Line Items]
Number of Performance Shares	636
Current and Former Employees
Long-term Incentive Plans [Line Items]
Number of Performance Shares	14,302